Intangible Assets - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Sep. 27, 2013	Sep. 28, 2012
Intangible Assets [Line Items]
Accumulated amortization		$ 15,389,000	$ 11,068,000
Maximum potential payments to be made for technology licensing and transfer agreement	9,000,000
Amortization period of acquired technology	2016
Costs incurred in licensing and transfer of technology		2,300,000
Minimum [Member]
Intangible Assets [Line Items]
Period of potential payments to be made for technology licensing and transfer agreement	2016-07
Acquired Technology [Member]
Intangible Assets [Line Items]
Accumulated amortization		9,600,000	6,600,000
Customer Relationships [Member]
Intangible Assets [Line Items]
Accumulated amortization		$ 5,800,000	$ 4,400,000